Selected Interim Financial Information (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 576,199	$ 571,481	$ 510,033	$ 477,826	$ 478,047	$ 464,220	$ 466,197	$ 438,722	$ 2,135,539	$ 1,847,186	$ 1,722,792
Income from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	79,395	82,311	503,446	38,496	74,251	63,331	94,795	53,079	703,648	285,456	302,950
Net income attributable to Boston Properties, Inc.	$ 88,719	$ 152,677	$ 452,417	$ 47,854	$ 65,400	$ 57,249	$ 118,559	$ 48,454	$ 749,811	$ 289,650	$ 272,679
Income attributable to Boston Properties Inc., per share basic	$ 0.58	$ 1.00	$ 2.95	$ 0.32	$ 0.43	$ 0.38	$ 0.79	$ 0.33	$ 4.87	$ 1.93	$ 1.87
Income attributable to Boston Properties Inc., per share diluted	$ 0.58	$ 1.00	$ 2.94	$ 0.31	$ 0.43	$ 0.38	$ 0.78	$ 0.33	$ 4.86	$ 1.92	$ 1.86